Share-based compensation - Voyager's and Fintech's share-based awards (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyager Incentive Plan
Share based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards			19,647,161
Share-based compensation expense			¥ 117,971	¥ 103,312	¥ 146,230
Contractual term of share-based awards		7 years
Incremental share-based compensation expenses on modification of terms of awards	¥ 3,491
Voyager Incentive Plan | Tranche one
Share based compensation
Vesting percentage of share-based awards	25.00%
Voyager Incentive Plan | Tranche two
Share based compensation
Vesting percentage of share-based awards	6.25%
Voyager Incentive Plan | Minimum
Share based compensation
Vesting period of share-based awards		4 years
Voyager Incentive Plan | Minimum | Tranche one
Share based compensation
Vesting percentage of share-based awards		25.00%
Voyager Incentive Plan | Minimum | Tranche two
Share based compensation
Vesting percentage of share-based awards		25.00%
Voyager Incentive Plan | Maximum
Share based compensation
Vesting period of share-based awards		5 years
Voyager Incentive Plan | Maximum | Tranche one
Share based compensation
Vesting percentage of share-based awards		20.00%
Voyager Incentive Plan | Maximum | Tranche two
Share based compensation
Vesting percentage of share-based awards		20.00%
Equity Incentive Plan 2025
Share based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards			20,200,000
Share-based compensation expense			¥ 40,929
Contractual term of share-based awards			7 years
Vesting period of share-based awards			4 years
Equity Incentive Plan 2025 | Tranche one
Share based compensation
Vesting percentage of share-based awards			35.00%
Equity Incentive Plan 2025 | Tranche two
Share based compensation
Vesting percentage of share-based awards			25.00%
Equity Incentive Plan 2025 | Tranche three
Share based compensation
Vesting percentage of share-based awards			40.00%